Distribution Date:	08/16/24	Morgan Stanley Capital I Trust 2021-L6
Determination Date:	08/12/24
Next Distribution Date:	09/17/24
Record Date:	07/31/24	Commercial Mortgage Pass-Through Certificates
Series 2021-L6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		Jane Lam		cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Exchangeable Certificate Detail	5		Association
Exchangeable Certificate Factor Detail	6		Executive Vice President – Division Head	(913) 253-9000	NoticeAdmin@midlandls.com
Additional Information	7		10851 Mastin Street, Building 82, Suite 700 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Argentic Services Company LP
Bond / Collateral Reconciliation - Balances	9		Andrew Hundertmark		ahundertmark@argenticservices.com
			500 North Central Expressway, Suite 261 | Plano, TX 75074 | United States
Current Mortgage Loan and Property Stratification	10-14
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 1)	15-16	Representations Reviewer
Mortgage Loan Detail (Part 2)	17-18		MSC 2021-L6 Surveillance Manager		cmbs.notices@parkbridgefinancial.com
Principal Prepayment Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	20		Bank, N.A.
Delinquency Loan Detail	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	23
Specially Serviced Loan Detail - Part 2	24
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61692CAW8	0.746000%	20,900,000.00	6,848,484.68	6,848,484.68	4,257.47	0.00	0.00	6,852,742.15	0.00	0.00%	30.00%
A-2	61692CAX6	2.126000%	117,800,000.00	117,800,000.00	2,401,618.52	208,702.33	0.00	0.00	2,610,320.85	115,398,381.48	30.86%	30.00%
A-SB	61692CAY4	2.250000%	26,900,000.00	26,900,000.00	0.00	50,437.50	0.00	0.00	50,437.50	26,900,000.00	30.86%	30.00%
A-3	61692CAZ1	2.196000%	161,560,000.00	161,560,000.00	0.00	295,654.80	0.00	0.00	295,654.80	161,560,000.00	30.86%	30.00%
A-4	61692CBE7	2.444000%	208,568,000.00	208,568,000.00	0.00	424,783.49	0.00	0.00	424,783.49	208,568,000.00	30.86%	30.00%
A-S	61692CBM9	2.749000%	68,879,000.00	68,879,000.00	0.00	157,790.31	0.00	0.00	157,790.31	68,879,000.00	21.56%	21.00%
B	61692CBS6	2.951000%	49,746,000.00	49,746,000.00	0.00	122,333.71	0.00	0.00	122,333.71	49,746,000.00	14.85%	14.50%
C	61692CBX5	3.577916%	30,613,000.00	30,613,000.00	0.00	91,275.61	0.00	0.00	91,275.61	30,613,000.00	10.72%	10.50%
D	61692CAG3	2.500000%	19,134,000.00	19,134,000.00	0.00	39,862.50	0.00	0.00	39,862.50	19,134,000.00	8.14%	8.00%
E	61692CAJ7	2.500000%	14,349,000.00	14,349,000.00	0.00	29,893.75	0.00	0.00	29,893.75	14,349,000.00	6.20%	6.13%
F	61692CAL2	2.250000%	15,307,000.00	15,307,000.00	0.00	28,700.63	0.00	0.00	28,700.63	15,307,000.00	4.14%	4.13%
G-RR	61692CAN8	3.577916%	7,653,000.00	7,653,000.00	0.00	22,818.16	0.00	0.00	22,818.16	7,653,000.00	3.10%	3.13%
H-RR	61692CAQ1	3.577916%	23,917,112.00	23,917,112.00	0.00	119,570.81	0.00	922,532.46	119,570.81	22,994,579.54	0.00%	0.00%
V	61692CAT5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61692CAU2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			765,326,112.00	751,274,596.68	9,250,103.20	1,596,081.07	0.00	922,532.46	10,846,184.27	741,101,961.02

X-A	61692CBK3	1.314822%	535,728,000.00	521,676,484.68	0.00	571,593.19	0.00	0.00	571,593.19	512,426,381.48
X-B	61692CBL1	0.591548%	149,238,000.00	149,238,000.00	0.00	73,567.87	0.00	0.00	73,567.87	149,238,000.00
X-D	61692CAA6	1.077916%	33,483,000.00	33,483,000.00	0.00	30,076.55	0.00	0.00	30,076.55	33,483,000.00
X-F	61692CAC2	1.327916%	15,307,000.00	15,307,000.00	0.00	16,938.67	0.00	0.00	16,938.67	15,307,000.00
Notional SubTotal			733,756,000.00	719,704,484.68	0.00	692,176.28	0.00	0.00	692,176.28	710,454,381.48

Deal Distribution Total					9,250,103.20	2,288,257.35	0.00	922,532.46	11,538,360.55

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61692CAW8	327.67869282	327.67869282	0.20370670	0.00000000	0.00000000	0.00000000	0.00000000	327.88239952	0.00000000
A-2	61692CAX6	1,000.00000000	20.38725399	1.77166664	0.00000000	0.00000000	0.00000000	0.00000000	22.15892063	979.61274601
A-SB	61692CAY4	1,000.00000000	0.00000000	1.87500000	0.00000000	0.00000000	0.00000000	0.00000000	1.87500000	1,000.00000000
A-3	61692CAZ1	1,000.00000000	0.00000000	1.83000000	0.00000000	0.00000000	0.00000000	0.00000000	1.83000000	1,000.00000000
A-4	61692CBE7	1,000.00000000	0.00000000	2.03666665	0.00000000	0.00000000	0.00000000	0.00000000	2.03666665	1,000.00000000
A-S	61692CBM9	1,000.00000000	0.00000000	2.29083335	0.00000000	0.00000000	0.00000000	0.00000000	2.29083335	1,000.00000000
B	61692CBS6	1,000.00000000	0.00000000	2.45916677	0.00000000	0.00000000	0.00000000	0.00000000	2.45916677	1,000.00000000
C	61692CBX5	1,000.00000000	0.00000000	2.98159638	0.00000000	0.00000000	0.00000000	0.00000000	2.98159638	1,000.00000000
D	61692CAG3	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
E	61692CAJ7	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
F	61692CAL2	1,000.00000000	0.00000000	1.87500033	0.00000000	0.00000000	0.00000000	0.00000000	1.87500033	1,000.00000000
G-RR	61692CAN8	1,000.00000000	0.00000000	2.98159676	0.00000000	0.00000000	0.00000000	0.00000000	2.98159676	1,000.00000000
H-RR	61692CAQ1	1,000.00000000	0.00000000	4.99938329	(2.01778668)	5.49104758	0.00000000	38.57206756	4.99938329	961.42793244
V	61692CAT5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61692CAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61692CBK3	973.77117619	0.00000000	1.06694664	0.00000000	0.00000000	0.00000000	0.00000000	1.06694664	956.50475891
X-B	61692CBL1	1,000.00000000	0.00000000	0.49295669	0.00000000	0.00000000	0.00000000	0.00000000	0.49295669	1,000.00000000
X-D	61692CAA6	1,000.00000000	0.00000000	0.89826330	0.00000000	0.00000000	0.00000000	0.00000000	0.89826330	1,000.00000000
X-F	61692CAC2	1,000.00000000	0.00000000	1.10659633	0.00000000	0.00000000	0.00000000	0.00000000	1.10659633	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/24 - 07/30/24	30	0.00	4,257.47	0.00	4,257.47	0.00	0.00	0.00	4,257.47	0.00
A-2	07/01/24 - 07/30/24	30	0.00	208,702.33	0.00	208,702.33	0.00	0.00	0.00	208,702.33	0.00
A-SB	07/01/24 - 07/30/24	30	0.00	50,437.50	0.00	50,437.50	0.00	0.00	0.00	50,437.50	0.00
A-3	07/01/24 - 07/30/24	30	0.00	295,654.80	0.00	295,654.80	0.00	0.00	0.00	295,654.80	0.00
A-4	07/01/24 - 07/30/24	30	0.00	424,783.49	0.00	424,783.49	0.00	0.00	0.00	424,783.49	0.00
X-A	07/01/24 - 07/30/24	30	0.00	571,593.19	0.00	571,593.19	0.00	0.00	0.00	571,593.19	0.00
X-B	07/01/24 - 07/30/24	30	0.00	73,567.87	0.00	73,567.87	0.00	0.00	0.00	73,567.87	0.00
X-D	07/01/24 - 07/30/24	30	0.00	30,076.55	0.00	30,076.55	0.00	0.00	0.00	30,076.55	0.00
X-F	07/01/24 - 07/30/24	30	0.00	16,938.67	0.00	16,938.67	0.00	0.00	0.00	16,938.67	0.00
A-S	07/01/24 - 07/30/24	30	0.00	157,790.31	0.00	157,790.31	0.00	0.00	0.00	157,790.31	0.00
B	07/01/24 - 07/30/24	30	0.00	122,333.71	0.00	122,333.71	0.00	0.00	0.00	122,333.71	0.00
C	07/01/24 - 07/30/24	30	0.00	91,275.61	0.00	91,275.61	0.00	0.00	0.00	91,275.61	0.00
D	07/01/24 - 07/30/24	30	0.00	39,862.50	0.00	39,862.50	0.00	0.00	0.00	39,862.50	0.00
E	07/01/24 - 07/30/24	30	0.00	29,893.75	0.00	29,893.75	0.00	0.00	0.00	29,893.75	0.00
F	07/01/24 - 07/30/24	30	0.00	28,700.63	0.00	28,700.63	0.00	0.00	0.00	28,700.63	0.00
G-RR	07/01/24 - 07/30/24	30	0.00	22,818.16	0.00	22,818.16	0.00	0.00	0.00	22,818.16	0.00
H-RR	07/01/24 - 07/30/24	30	179,055.76	71,311.18	0.00	71,311.18	(48,259.63)	0.00	0.00	119,570.81	131,330.00
Totals			179,055.76	2,239,997.72	0.00	2,239,997.72	(48,259.63)	0.00	0.00	2,288,257.35	131,330.00

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-3-1	61692CBA5	N/A	161,560,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-2	61692CBB3	N/A	161,560,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X1	61692CBC1	N/A	161,560,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X2	61692CBD9	N/A	161,560,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-1	61692CBF4	N/A	208,568,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	61692CBG2	N/A	208,568,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X1	61692CBH0	N/A	208,568,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X2	61692CBJ6	N/A	208,568,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-1	61692CBN7	N/A	68,879,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	61692CBP2	N/A	68,879,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	61692CBQ0	N/A	68,879,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	61692CBJ6	N/A	68,879,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-1	61692CBT4	N/A	49,746,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	61692CBU1	N/A	49,746,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	61692CBV9	N/A	49,746,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	61692CBW7	N/A	49,746,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-1	61692CBY3	N/A	30,613,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	61692CBZ0	N/A	30,613,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	61692CCA4	N/A	30,613,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	61692CCB2	N/A	30,613,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3 (EC)	61692CAZ1	2.196000%	161,560,000.00	161,560,000.00	0.00	295,654.80	0.00	0.00	295,654.80	161,560,000.00
A-4 (EC)	61692CBE7	2.444000%	208,568,000.00	208,568,000.00	0.00	424,783.49	0.00	0.00	424,783.49	208,568,000.00
A-S (EC)	61692CBM9	2.749000%	68,879,000.00	68,879,000.00	0.00	157,790.31	0.00	0.00	157,790.31	68,879,000.00
B (EC)	61692CBS6	2.951000%	49,746,000.00	49,746,000.00	0.00	122,333.71	0.00	0.00	122,333.71	49,746,000.00
C (EC)	61692CBX5	3.577916%	30,613,000.00	30,613,000.00	0.00	91,275.61	0.00	0.00	91,275.61	30,613,000.00
Exchangeable Certificates Total			2,596,830,000.00	519,366,000.00	0.00	1,091,837.92	0.00	0.00	1,091,837.92	519,366,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-3-1	61692CBA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-2	61692CBB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-1	61692CBF4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-2	61692CBG2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-1	61692CBN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	61692CBP2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-1	61692CBT4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	61692CBU1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-1	61692CBY3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	61692CBZ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3 (EC)	61692CAZ1	1,000.00000000	0.00000000	1.83000000	0.00000000	0.00000000	0.00000000	0.00000000	1.83000000	1,000.00000000
A-4 (EC)	61692CBE7	1,000.00000000	0.00000000	2.03666665	0.00000000	0.00000000	0.00000000	0.00000000	2.03666665	1,000.00000000
A-S (EC)	61692CBM9	1,000.00000000	0.00000000	2.29083335	0.00000000	0.00000000	0.00000000	0.00000000	2.29083335	1,000.00000000
B (EC)	61692CBS6	1,000.00000000	0.00000000	2.45916677	0.00000000	0.00000000	0.00000000	0.00000000	2.45916677	1,000.00000000
C (EC)	61692CBX5	1,000.00000000	0.00000000	2.98159638	0.00000000	0.00000000	0.00000000	0.00000000	2.98159638	1,000.00000000

Notional Certificates
A-3-X1	61692CBC1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-X2	61692CBD9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X1	61692CBH0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X2	61692CBJ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	61692CBQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	61692CBJ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	61692CBV9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	61692CBW7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	61692CCA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	61692CCB2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	11,538,360.55
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,253,268.94	Master Servicing Fee	5,262.20
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,294.64
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	323.47
ARD Interest	0.00	Operating Advisor Fee	1,177.41
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	213.49
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,253,268.94	Total Fees	13,271.20

Principal		Expenses/Reimbursements
Scheduled Principal	401,000.51	Reimbursement for Interest on Advances	(6,259.63)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	8,849,102.69	Special Servicing Fees (Monthly)	(42,000.00)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	9,250,103.20	Total Expenses/Reimbursements	(48,259.63)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,288,257.35
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	9,250,103.20
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	11,538,360.55
Total Funds Collected	11,503,372.14	Total Funds Distributed	11,503,372.12

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	751,274,597.59	751,274,597.59	Beginning Certificate Balance	751,274,596.68
(-) Scheduled Principal Collections	401,000.51	401,000.51	(-) Principal Distributions	9,250,103.20
(-) Unscheduled Principal Collections	8,849,102.69	8,849,102.69	(-) Realized Losses	922,532.46
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	922,533.37
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	922,533.37	922,533.37	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	741,101,961.02	741,101,961.02	Certificate Other Adjustments**	(0.91)
Beginning Actual Collateral Balance	751,621,243.48	751,621,243.48	Ending Certificate Balance	741,101,961.02
Ending Actual Collateral Balance	741,106,974.30	741,106,974.30

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.91)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.91
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.58%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
10,000,000 or less	20	125,695,577.22	16.96%	75	3.7428	2.897289	1.60 or less	8	115,659,656.52	15.61%	120	3.7184	1.067908
10,000,001 to 20,000,000	11	159,878,840.79	21.57%	76	3.7688	2.340361	1.61 to 1.80	4	31,607,874.57	4.26%	72	4.2667	1.726992
20,000,001 to 30,000,000	4	97,842,985.95	13.20%	82	3.7150	2.366138	1.81 to 2.00	3	49,405,262.53	6.67%	83	3.6876	1.934929
30,000,001 to 40,000,000	5	182,684,557.06	24.65%	94	3.4420	2.401303	2.01 to 2.20	4	61,389,947.27	8.28%	82	3.5505	2.039415
40,000,001 to 50,000,000	2	100,000,000.00	13.49%	53	3.3885	3.570000	2.21 to 2.40	6	125,149,220.13	16.89%	28	3.6503	2.290173
50,000,001 to 60,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.41 or greater	18	357,890,000.00	48.29%	82	3.2307	4.310773
60,000,001 or greater	1	75,000,000.00	10.12%	82	2.3200	6.170000	Totals	43	741,101,961.02	100.00%	79	3.4788	3.006727
Totals	43	741,101,961.02	100.00%	79	3.4788	3.006727
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arizona	3	22,078,577.29	2.98%	93	3.9035	3.588000
							Industrial	6	66,563,967.80	8.98%	82	3.7410	2.312443
California	6	97,115,781.50	13.10%	79	3.4712	2.678377
							Mixed Use	5	24,657,303.37	3.33%	83	3.2697	2.064485
Colorado	2	25,864,542.41	3.49%	82	3.3798	1.886547
							Multi-Family	12	165,692,959.16	22.36%	82	3.1584	4.219964
Florida	5	40,248,104.59	5.43%	83	3.8651	2.856201
							Office	8	176,743,398.05	23.85%	42	3.8007	2.068981
Georgia	1	5,157,808.07	0.70%	23	4.1100	1.750000
							Other	1	22,215,000.00	3.00%	82	3.9380	3.280000
Illinois	2	28,827,360.71	3.89%	81	4.0363	1.514744
							Retail	14	227,452,172.22	30.69%	82	3.5061	3.463601
Indiana	2	13,158,718.90	1.78%	83	3.5546	2.102304
							Self Storage	13	57,777,160.42	7.80%	159	2.9158	1.694368
Kansas	1	3,195,696.50	0.43%	83	3.9470	1.780000
							Totals	59	741,101,961.02	100.00%	79	3.4788	3.006727
Louisiana	1	2,296,906.86	0.31%	83	3.9470	1.780000

Maryland	1	18,998,489.21	2.56%	83	4.4850	0.200000

Michigan	1	6,133,367.52	0.83%	203	2.5649	1.170000

Missouri	1	9,457,463.14	1.28%	81	4.8500	1.680000

New Jersey	2	34,698,442.61	4.68%	82	3.9668	2.823093

New York	13	145,750,000.00	19.67%	82	2.9628	4.631647

Ohio	2	9,659,745.22	1.30%	128	3.1364	2.375001

Oklahoma	1	15,225,000.00	2.05%	82	3.8400	2.950000

Pennsylvania	5	110,141,962.25	14.86%	49	3.6060	2.509899

Tennessee	1	2,787,894.83	0.38%	203	2.5649	1.170000

Texas	4	92,210,335.65	12.44%	91	3.3065	3.688047

Virginia	3	26,895,763.76	3.63%	47	3.1956	2.222114

Washington	2	31,200,000.00	4.21%	82	3.3862	2.813750

Totals	59	741,101,961.02	100.00%	79	3.4788	3.006727

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.2490% or less	7	197,830,320.82	26.69%	100	2.7003	4.611449	12 months or less	1	36,384,557.06	4.91%	203	2.5649	1.170000
	3.2500% to 3.4990%	8	125,017,998.78	16.87%	82	3.3287	3.028425	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.5000% to 3.9990%	19	334,165,851.84	45.09%	65	3.7620	2.508960	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% or greater	9	84,087,789.58	11.35%	79	4.4081	1.177231	37 months to 48 months	42	704,717,403.96	95.09%	72	3.5260	3.101558
	Totals	43	741,101,961.02	100.00%	79	3.4788	3.006727	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	43	741,101,961.02	100.00%	79	3.4788	3.006727
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	119 months or less	42	704,717,403.96	95.09%	72	3.5260	3.101558	Interest Only	23	478,490,000.00	64.56%	70	3.3647	3.599035
	120 months or greater	1	36,384,557.06	4.91%	203	2.5649	1.170000	300 months or less	1	36,384,557.06	4.91%	203	2.5649	1.170000
	Totals	43	741,101,961.02	100.00%	79	3.4788	3.006727	352 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	43	741,101,961.02	100.00%	79	3.4788	3.006727
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		4	71,395,763.76	9.63%	69	3.6154	2.007829			No outstanding loans in this group
	12 months or less	35	651,364,860.25	87.89%	80	3.4616	3.133414
	13 months to 24 months	4	18,341,337.01	2.47%	82	3.5572	2.395979
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	43	741,101,961.02	100.00%	79	3.4788	3.006727
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30319818	MF	New York	NY	Actual/360	2.320%	149,833.33	0.00	0.00	N/A	06/01/31	--	75,000,000.00	75,000,000.00	08/01/24
2A1	30319819	OF	Pittsburgh	PA	Actual/360	3.683%	158,572.28	0.00	0.00	N/A	06/01/26	--	50,000,000.00	50,000,000.00	08/01/24
2A3-1	30319820				Actual/360	3.683%	31,714.46	0.00	0.00	N/A	06/01/26	--	10,000,000.00	10,000,000.00	08/01/24
3A2-1	30507472	RT	Austin	TX	Actual/360	3.094%	133,213.89	0.00	0.00	N/A	07/01/31	--	50,000,000.00	50,000,000.00	08/01/24
4	30319821	RT	Huntington Park	CA	Actual/360	3.280%	112,977.78	0.00	0.00	N/A	05/01/31	--	40,000,000.00	40,000,000.00	08/01/24
5	30319822	SS	Various	Various	Actual/360	2.565%	80,582.51	100,174.37	0.00	N/A	07/01/41	--	36,484,731.43	36,384,557.06	08/01/24
6	30319823	OF	Long Beach	CA	Actual/360	3.870%	123,302.50	0.00	0.00	N/A	07/06/26	--	37,000,000.00	37,000,000.00	08/06/24
7	30319824	OF	Farmers Branch	TX	Actual/360	3.720%	116,281.00	0.00	0.00	N/A	07/01/31	--	36,300,000.00	36,300,000.00	08/01/24
8	30319825	MF	Brooklyn	NY	Actual/360	3.820%	108,551.67	0.00	0.00	N/A	07/06/31	--	33,000,000.00	33,000,000.00	08/06/24
9	30319826	RT	Evanston	IL	Actual/360	3.935%	87,162.35	37,177.49	0.00	N/A	05/06/31	--	25,723,201.19	25,686,023.70	08/06/24
10	30319827	IN	Warrendale	PA	Actual/360	3.690%	78,433.33	42,012.67	0.00	N/A	06/01/31	--	24,683,974.92	24,641,962.25	08/01/24
11	30319828	RT	Snohomish	WA	Actual/360	3.320%	72,329.89	0.00	0.00	N/A	06/01/31	--	25,300,000.00	25,300,000.00	08/01/24
12A2	30530153	98	Iselin	NJ	Actual/360	3.938%	75,357.73	7,500.00	0.00	N/A	06/06/31	--	22,222,500.00	22,215,000.00	08/06/24
13	30319829	OF	Sparks	MD	Actual/360	4.485%	73,480.64	27,678.25	0.00	N/A	07/06/31	--	19,026,167.46	18,998,489.21	08/06/24
14	30319830	IN	Boulder	CO	Actual/360	3.325%	50,956.44	32,516.87	0.00	N/A	05/01/31	--	17,797,059.28	17,764,542.41	08/01/24
15	30319831	RT	Tampa	FL	Actual/360	3.546%	56,489.75	0.00	0.00	N/A	07/06/31	--	18,500,000.00	18,500,000.00	08/06/24
16	30319832	OF	Richmond	VA	Actual/360	3.150%	43,868.72	27,037.87	0.00	N/A	07/06/26	--	16,172,801.63	16,145,763.76	08/06/24
17	30319833	MF	Durant	OK	Actual/360	3.840%	50,344.00	0.00	0.00	N/A	06/06/31	--	15,225,000.00	15,225,000.00	08/06/24
18	30319834	RT	Various	Various	Actual/360	4.420%	54,552.40	21,240.99	0.00	N/A	06/06/31	--	14,332,843.79	14,311,602.80	08/06/24
19	30319835	MF	Casa Grande	AZ	Actual/360	3.850%	46,413.89	0.00	0.00	N/A	07/01/31	--	14,000,000.00	14,000,000.00	08/01/24
20	30319836	MU	Richmond	VA	Actual/360	3.800%	32,068.24	8,877,608.91	0.00	N/A	07/06/31	--	9,800,142.28	0.00	08/06/24
21	30319837	RT	East Brunswick	NJ	Actual/360	4.018%	43,249.31	16,557.39	0.00	N/A	07/06/31	--	12,500,000.00	12,483,442.61	08/06/24
22	30319838	Various Brooklyn		NY	Actual/360	4.010%	39,710.14	0.00	0.00	N/A	05/06/31	--	11,500,000.00	11,500,000.00	08/06/24
23	30319839	MU	Richmond	VA	Actual/360	3.264%	30,214.67	0.00	0.00	N/A	07/06/31	--	10,750,000.00	10,750,000.00	08/06/24
24	30319840	RT	York	PA	Actual/360	3.415%	29,995.08	0.00	0.00	N/A	07/06/31	--	10,200,000.00	10,200,000.00	08/06/24
25	30319841	IN	Mexico	MO	Actual/360	4.850%	39,552.14	12,953.20	0.00	N/A	05/01/31	--	9,470,416.34	9,457,463.14	08/01/24
26	30319842	MF	Brooklyn	NY	Actual/360	3.610%	28,754.65	0.00	0.00	N/A	07/01/31	--	9,250,000.00	9,250,000.00	08/01/24
27	30319843	SS	Westminster	CO	Actual/360	3.500%	24,412.50	0.00	0.00	N/A	07/06/31	--	8,100,000.00	8,100,000.00	08/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
28	30319844	RT	Highland	IN	Actual/360	3.430%	22,201.72	13,347.67	0.00	N/A	07/06/31	--	7,516,804.04	7,503,456.37	08/06/24
29	30319845	SS	Washington	PA	Actual/360	3.220%	21,627.67	0.00	0.00	N/A	07/06/31	--	7,800,000.00	7,800,000.00	08/06/24
30	30319846	RT	Berwick	PA	Actual/360	3.375%	21,796.88	0.00	0.00	N/A	06/06/31	--	7,500,000.00	7,500,000.00	08/06/24
31	30319847	MU	New York	NY	Actual/360	2.740%	15,336.39	0.00	0.00	N/A	06/01/31	--	6,500,000.00	6,500,000.00	08/01/24
32	30319848	RT	West Islip	NY	Actual/360	3.065%	15,835.83	0.00	0.00	N/A	07/01/31	--	6,000,000.00	6,000,000.00	08/01/24
33	30319849	MF	Indianapolis	IN	Actual/360	3.720%	18,146.25	9,538.65	0.00	N/A	07/06/31	--	5,664,801.18	5,655,262.53	08/06/24
34	30319850	IN	Columbus	OH	Actual/360	3.485%	18,005.83	0.00	0.00	N/A	07/06/31	--	6,000,000.00	6,000,000.00	08/06/24
35	30319851	RT	Vancouver	WA	Actual/360	3.670%	18,645.64	0.00	0.00	N/A	06/05/31	--	5,900,000.00	5,900,000.00	08/05/24
36	30319852	SS	Various	Various	Actual/360	3.947%	18,693.43	7,396.64	0.00	N/A	07/06/31	--	5,500,000.00	5,492,603.36	08/06/24
37	30319853	OF	Johns Creek	GA	Actual/360	4.110%	18,282.95	8,082.99	0.00	N/A	07/06/26	--	5,165,891.06	5,157,808.07	08/06/24
38	30319854	MF	Cocoa Beach	FL	Actual/360	4.430%	18,959.17	0.00	0.00	N/A	07/06/31	--	4,970,000.00	4,970,000.00	08/06/24
39	30319855	MU	Brooklyn	NY	Actual/360	3.570%	13,833.75	0.00	0.00	N/A	07/01/31	--	4,500,000.00	4,500,000.00	08/01/24
40	30319856	IN	Pompano Beach	FL	Actual/360	3.590%	13,911.25	0.00	0.00	N/A	07/06/31	--	4,500,000.00	4,500,000.00	08/06/24
41	30319857	RT	Menlo Park	CA	Actual/360	5.300%	18,587.17	5,013.28	0.00	N/A	07/06/31	--	4,072,660.02	4,067,646.74	07/06/24
42	30319858	IN	Lake Worth Beach	FL	Actual/360	3.830%	13,851.83	0.00	0.00	N/A	06/06/31	--	4,200,000.00	4,200,000.00	08/06/24
43	30319859	OF	Downers Grove	IL	Actual/360	4.865%	13,177.89	4,265.96	0.00	N/A	06/01/31	--	3,145,602.97	3,141,337.01	08/01/24
Totals							2,253,268.94	9,250,103.20	0.00				751,274,597.59	741,101,961.02
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	9,223,850.85	11,066,950.32	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	20,356,123.91	5,137,075.50	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A3-1	20,356,123.91	5,137,075.50	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2-1	34,525,177.00	8,366,788.75	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,987,447.78	1,417,689.68	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,445,131.59	648,173.59	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,592,962.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,861,826.62	3,767,888.84	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,698,850.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,656,783.15	620,261.61	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,995,383.05	785,617.98	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,399,278.69	2,509,307.08	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12A2	3,927,276.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	341,156.81	0.00	--	--	06/11/24	4,770,890.19	0.00	0.00	0.00	0.00	0.00
14	2,223,014.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,813,680.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,340,923.56	2,122,929.38	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,864,876.71	1,808,123.82	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,127,015.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,849,926.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	12/12/23	2,507,508.02	117,547.52	0.00	0.00	0.00	0.00
21	1,328,243.07	1,087,982.02	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	931,299.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	922,041.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,218,202.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,131,970.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	948,418.28	961,922.29	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	444,878.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	1,065,160.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,089,412.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	896,919.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,545,470.47	2,604,709.20	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	661,708.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	574,184.24	175,355.29	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	746,733.11	736,600.24	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	405,300.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	665,232.73	598,986.96	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	300,211.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	561,335.13	0.00	--	--	--	0.00	0.00	0.00	0.00	3,878.71	0.00
40	634,830.52	167,728.80	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
41	(40.93)	(22,342.05)	01/01/24	03/31/24	--	0.00	0.00	23,582.91	23,582.91	0.00	0.00
42	597,907.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	143,256,227.33	49,698,824.80				7,278,398.21	117,547.52	23,582.91	23,582.91	3,878.71	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
20	30319836	8,849,102.69	DPO	0.00	0.00
Totals		8,849,102.69		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/16/24	0	0.00	0	0.00	0	0.00	1	0.00	0	0.00	0	0.00	0	0.00	1	8,849,102.69	3.478792%	3.458235%	79
07/17/24	0	0.00	0	0.00	1	9,800,142.28	1	9,800,142.28	0	0.00	0	0.00	0	0.00	0	0.00	3.483013%	3.462499%	80
06/17/24	0	0.00	0	0.00	1	9,829,589.71	1	9,829,589.71	0	0.00	0	0.00	0	0.00	0	0.00	3.483047%	3.462534%	81
05/17/24	0	0.00	0	0.00	1	9,857,906.91	1	9,857,906.91	0	0.00	0	0.00	0	0.00	0	0.00	3.483072%	3.462560%	82
04/17/24	0	0.00	0	0.00	1	9,887,171.99	1	9,887,171.99	0	0.00	0	0.00	0	0.00	0	0.00	3.483105%	3.462594%	83
03/15/24	0	0.00	0	0.00	1	9,915,301.38	1	9,915,301.38	0	0.00	0	0.00	0	0.00	0	0.00	3.483129%	3.462619%	84
02/16/24	0	0.00	0	0.00	1	9,945,431.77	1	9,945,431.77	0	0.00	0	0.00	0	0.00	0	0.00	3.483170%	3.462662%	85
01/18/24	0	0.00	0	0.00	1	9,973,371.14	1	9,973,371.14	0	0.00	0	0.00	0	0.00	0	0.00	3.483193%	3.462686%	86
12/15/23	0	0.00	0	0.00	1	10,001,219.39	1	10,001,219.39	0	0.00	0	0.00	0	0.00	0	0.00	3.483216%	3.462710%	87
11/17/23	0	0.00	0	0.00	1	10,030,032.08	1	10,030,032.08	0	0.00	0	0.00	0	0.00	0	0.00	3.483248%	3.462742%	88
10/17/23	0	0.00	1	10,057,695.53	0	0.00	1	10,057,695.53	0	0.00	0	0.00	0	0.00	0	0.00	3.483270%	3.462765%	89
09/15/23	1	10,086,329.95	0	0.00	0	0.00	1	10,086,329.95	0	0.00	0	0.00	0	0.00	0	0.00	3.483301%	3.462797%	90
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
41	30319857	07/06/24	0	B	23,582.91	23,582.91	24,594.83	4,072,660.02
Totals					23,582.91	23,582.91	24,594.83	4,072,660.02

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		118,303,572	118,303,572	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		622,798,389	622,798,389	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-24	741,101,961	741,101,961	0	0	0	0
Jul-24	751,274,598	741,474,455	0	0	9,800,142	0
Jun-24	751,670,854	741,841,264	0	0	9,829,590	0
May-24	752,045,601	742,187,694	0	0	9,857,907	0
Apr-24	752,439,639	742,552,467	0	0	9,887,172	0
Mar-24	752,812,101	742,896,800	0	0	9,915,301	0
Feb-24	753,224,414	743,278,982	0	0	9,945,432	0
Jan-24	753,594,538	743,621,167	0	0	9,973,371	0
Dec-23	753,963,566	743,962,346	0	0	10,001,219	0
Nov-23	754,352,086	744,322,054	0	0	10,030,032	0
Oct-23	754,718,864	744,661,169	0	10,057,696	0	0
Sep-23	755,105,214	745,018,884	10,086,330	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
13	30319829	18,998,489.21	18,998,489.21	29,400,000.00	04/15/21	248,021.31	0.20000	12/31/23	07/06/31	322
20	30319836	0.00	-	20,900,000.00	03/23/21	1,426,662.54	1.86000	--	07/06/31	322
Totals		18,998,489.21	18,998,489.21	50,300,000.00		1,674,683.85

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
13	30319829	OF	MD	04/11/23	2

8/12/2024 - The property was placed under receivership, effective June 2023. Office demand in the submarket has been muted and SS is evaluating all options in an effort to maximize recovery on the Loan. The court approved Lender’s motion to authorize the receiver to employ a broker to market and sell the asset in September 2023. The broker commenced marketing efforts shortly thereafter and continues to actively advertise the property for sale on behalf of the receiver. Recently,

SS and the receiver received'' a promising LOI from a residential developer and are evaluating the offer.

Regarding the guarantor lawsuit, the final judgement was entered in April. ASC is coordinating with counsel on implementing the best strategy to collect on the judgment. Th' 'e Loan transferred to Special Servicing effective 4/11/23 due to

Payment Default. An executed PNA is in place.
20	30319836	MU	VA	08/03/22	98

7/11/2024 - The receiver was appointed on 11/8 and engaged a broker in February to market the property for sale. The receiver and a third-party buyer executed a purchase and sale contract, with Lender''s approval. While the buyer continues to conduct due diligence, the receiver has obtained court approval to proceed with the sale. If buyer chooses to move forward with closing once it completes its due diligence, the sale transaction shall be consummated in late July / early August upon expiration of any appeal period.

Recently, the court entered an order and partial summary judgement against the guarantor after Borrower failed to repay the Loan in full by March 14. ASC is coordinating with counsel on implementing the best strategy to collect on the judgm ent.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
20	30319836 08/16/24	9,800,142.28	20,900,000.00	11,184,024.49	2,306,415.58	11,184,024.49	8,877,608.91	922,533.37	0.00	0.00	922,533.37	7.09%
Current Period Totals		9,800,142.28	20,900,000.00	11,184,024.49	2,306,415.58	11,184,024.49	8,877,608.91	922,533.37	0.00	0.00	922,533.37
Cumulative Totals		9,800,142.28	20,900,000.00	11,184,024.49	2,306,415.58	11,184,024.49	8,877,608.91	922,533.37	0.00	0.00	922,533.37

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
20	30319836	08/16/24	0.00	0.00	922,533.37	0.00	0.00	922,533.37	0.00	0.00	922,533.37
Current Period Totals			0.00	0.00	922,533.37	0.00	0.00	922,533.37	0.00		922,533.37
Cumulative Totals			0.00	0.00	922,533.37	0.00	0.00	922,533.37	0.00	0.00	922,533.37

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
9	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	11.45	0.00	0.00	0.00
10	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	313.15	0.00	0.00	0.00
17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	13.45	0.00	0.00	0.00
20	0.00	0.00	(42,000.00)	0.00	0.00	0.00	0.00	0.00	(6,646.34)	0.00	0.00	0.00
22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(4.90)	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	5.03	0.00	0.00	0.00
41	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	48.53	0.00	0.00	0.00
Total	0.00	0.00	(42,000.00)	0.00	0.00	0.00	0.00	0.00	(6,259.63)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(48,259.63)

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Supplemental Notes
None

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